Vanguard® S&P 500 Value Index Fund
Schedule of Investments (unaudited)
As of November 30, 2024
The fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (SEC) for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. The fund’s Form N-PORT reports are available on the SEC’s website at www.sec.gov.
		Shares	Market Value ($000)
Common Stocks (99.7%)
Communication Services (4.6%)
	Walt Disney Co.	484,701	56,938
	Verizon Communications Inc.	1,124,899	49,878
	Comcast Corp. Class A	1,032,628	44,599
	AT&T Inc.	1,915,971	44,374
	T-Mobile US Inc.	131,009	32,351
*	Warner Bros Discovery Inc.	594,866	6,234
	Electronic Arts Inc.	35,884	5,873
*	Charter Communications Inc. Class A	13,975	5,548
	Omnicom Group Inc.	52,212	5,473
*	Take-Two Interactive Software Inc.	21,843	4,115
	News Corp. Class A	105,708	3,102
	Interpublic Group of Cos. Inc.	100,541	3,098
	Fox Corp. Class A	60,053	2,830
*	Match Group Inc.	69,146	2,264
	Paramount Global Class B	159,447	1,730
	Fox Corp. Class B	34,870	1,560
	News Corp. Class B	25,839	829
			270,796
Consumer Discretionary (5.2%)
	Home Depot Inc.	166,999	71,664
	Lowe's Cos. Inc.	152,238	41,474
	McDonald's Corp.	107,378	31,785
	General Motors Co.	300,451	16,702
	NIKE Inc. Class B	183,238	14,434
	TJX Cos. Inc.	105,598	13,273
	Starbucks Corp.	124,226	12,728
	Ford Motor Co.	1,044,748	11,628
	eBay Inc.	130,542	8,262
*	Airbnb Inc. Class A	58,710	7,991
	Yum! Brands Inc.	40,520	5,630
*	O'Reilly Automotive Inc.	4,178	5,194
	Lennar Corp. Class A	28,338	4,942
	Tractor Supply Co.	16,760	4,754
	Best Buy Co. Inc.	52,355	4,712
	Genuine Parts Co.	37,151	4,708
*	AutoZone Inc.	1,411	4,472
	Garmin Ltd.	18,974	4,034
*	Aptiv plc	70,873	3,936
	Tapestry Inc.	61,587	3,836
*	CarMax Inc.	41,529	3,487
	LKQ Corp.	70,595	2,774
	Darden Restaurants Inc.	15,235	2,685
	Domino's Pizza Inc.	5,623	2,678
	Hasbro Inc.	35,111	2,288
	BorgWarner Inc.	60,855	2,089
*	Carnival Corp.	78,542	1,997
	Las Vegas Sands Corp.	36,950	1,961
*	Mohawk Industries Inc.	14,034	1,948
*	Ulta Beauty Inc.	4,359	1,685
	Pool Corp.	4,411	1,663
	Ralph Lauren Corp. Class A	4,831	1,118
*	Caesars Entertainment Inc.	24,426	940
*	MGM Resorts International	19,802	759
			304,231
Consumer Staples (10.0%)
	Walmart Inc.	1,160,762	107,370
	Procter & Gamble Co.	383,754	68,792
	Costco Wholesale Corp.	68,733	66,800
	Coca-Cola Co.	632,292	40,517
	PepsiCo Inc.	234,940	38,401
	Philip Morris International Inc.	261,807	34,836

		Shares	Market Value ($000)
	Altria Group Inc.	455,787	26,317
	Target Corp.	123,630	16,358
	Mondelez International Inc. Class A	207,185	13,457
	Colgate-Palmolive Co.	133,118	12,863
	Kimberly-Clark Corp.	89,927	12,531
	Kenvue Inc.	511,336	12,313
	Kroger Co.	177,290	10,829
	Sysco Corp.	131,279	10,123
	Constellation Brands Inc. Class A	41,799	10,071
	General Mills Inc.	148,656	9,850
	Keurig Dr Pepper Inc.	300,902	9,824
	Kraft Heinz Co.	235,766	7,537
	Archer-Daniels-Midland Co.	127,668	6,971
	Kellanova	71,577	5,819
	Clorox Co.	33,171	5,545
	McCormick & Co. Inc. (Non-Voting)	67,257	5,274
	Tyson Foods Inc. Class A	76,263	4,919
	Dollar General Corp.	58,637	4,531
	Estee Lauder Cos. Inc. Class A	62,163	4,483
	Hershey Co.	24,541	4,322
*	Monster Beverage Corp.	75,504	4,163
	Church & Dwight Co. Inc.	35,440	3,903
*	Dollar Tree Inc.	53,801	3,834
	Conagra Brands Inc.	127,585	3,515
	Bunge Global SA	37,715	3,385
	J M Smucker Co.	28,547	3,363
	Molson Coors Beverage Co. Class B	47,117	2,924
	Hormel Foods Corp.	77,846	2,525
	Campbell's Co.	52,726	2,436
	Brown-Forman Corp. Class B	49,154	2,068
	Walgreens Boots Alliance Inc.	191,446	1,727
	Lamb Weston Holdings Inc.	13,026	1,006
			585,502
Energy (6.2%)
	Exxon Mobil Corp.	1,187,210	140,043
	Chevron Corp.	454,543	73,604
	Schlumberger NV	379,798	16,688
	Phillips 66	111,908	14,994
	Kinder Morgan Inc.	516,337	14,597
	Valero Energy Corp.	85,521	11,894
	ConocoPhillips	108,022	11,703
	Baker Hughes Co. Class A	265,710	11,678
	Williams Cos. Inc.	198,527	11,618
	Occidental Petroleum Corp.	179,703	9,090
	Halliburton Co.	235,628	7,507
	EQT Corp.	159,001	7,225
	EOG Resources Inc.	51,593	6,875
	ONEOK Inc.	59,244	6,730
	Devon Energy Corp.	167,146	6,343
	Marathon Petroleum Corp.	40,196	6,277
	Texas Pacific Land Corp.	1,660	2,656
	Coterra Energy Inc.	67,095	1,793
			361,315
Financials (25.0%)
*	Berkshire Hathaway Inc. Class B	489,491	236,434
	JPMorgan Chase & Co.	760,311	189,865
	Bank of America Corp.	1,804,102	85,713
	Wells Fargo & Co.	909,644	69,288
	Goldman Sachs Group Inc.	84,404	51,366
	Visa Inc. Class A	151,764	47,818
	Morgan Stanley	332,943	43,819
	Blackrock Inc.	37,216	38,064
	Citigroup Inc.	510,005	36,144
	Charles Schwab Corp.	399,366	33,051
	Mastercard Inc. Class A	61,754	32,911
	Chubb Ltd.	100,365	28,978
	S&P Global Inc.	47,906	25,031
	Intercontinental Exchange Inc.	153,402	24,692
*	PayPal Holdings Inc.	273,288	23,713

		Shares	Market Value ($000)
	PNC Financial Services Group Inc.	106,259	22,816
	US Bancorp	417,159	22,230
	Progressive Corp.	78,258	21,042
	Capital One Financial Corp.	101,996	19,584
	Truist Financial Corp.	358,242	17,081
*	Fiserv Inc.	73,886	16,326
	Travelers Cos. Inc.	60,922	16,208
	Bank of New York Mellon Corp.	197,295	16,153
	Aflac Inc.	134,773	15,364
	Marsh & McLennan Cos. Inc.	63,119	14,721
	CME Group Inc.	61,629	14,668
	Allstate Corp.	70,598	14,641
	MetLife Inc.	157,294	13,878
	American Express Co.	45,003	13,711
	American International Group Inc.	171,930	13,218
	Fidelity National Information Services Inc.	145,661	12,425
	Prudential Financial Inc.	95,462	12,354
	Aon plc Class A	28,471	11,147
	Moody's Corp.	22,159	11,079
	Blackstone Inc.	53,833	10,287
	M&T Bank Corp.	44,596	9,811
	Hartford Financial Services Group Inc.	78,245	9,648
	Nasdaq Inc.	110,492	9,170
	Arthur J Gallagher & Co.	28,656	8,948
	Willis Towers Watson plc	27,106	8,728
	Fifth Third Bancorp	180,770	8,688
	Raymond James Financial Inc.	49,471	8,374
	Global Payments Inc.	68,085	8,099
	State Street Corp.	79,735	7,855
	T. Rowe Price Group Inc.	59,632	7,385
	Synchrony Financial	105,835	7,146
	Ameriprise Financial Inc.	12,352	7,090
	Huntington Bancshares Inc.	387,501	6,979
	Cincinnati Financial Corp.	41,708	6,666
	Regions Financial Corp.	244,150	6,655
	Northern Trust Corp.	53,755	5,975
	Citizens Financial Group Inc.	119,503	5,753
	Discover Financial Services	30,937	5,644
	MSCI Inc. Class A	9,060	5,523
	W R Berkley Corp.	80,567	5,201
	Principal Financial Group Inc.	56,811	4,948
	KeyCorp	249,018	4,851
	Everest Group Ltd.	11,528	4,468
	Loews Corp.	48,471	4,204
	Jack Henry & Associates Inc.	19,414	3,420
	Assurant Inc.	13,855	3,146
	Globe Life Inc.	24,088	2,680
	FactSet Research Systems Inc.	5,367	2,633
	MarketAxess Holdings Inc.	10,108	2,615
	Cboe Global Markets Inc.	10,100	2,180
	Invesco Ltd.	119,766	2,167
	Franklin Resources Inc.	82,746	1,883
	Brown & Brown Inc.	13,952	1,578
	Erie Indemnity Co. Class A	2,807	1,237
			1,467,168
Health Care (16.4%)
	Johnson & Johnson	643,234	99,708
	UnitedHealth Group Inc.	152,997	93,359
	Abbott Laboratories	464,981	55,226
	AbbVie Inc.	297,362	54,396
	Merck & Co. Inc.	406,416	41,308
	Danaher Corp.	171,841	41,189
	Amgen Inc.	143,594	40,618
	Pfizer Inc.	1,514,403	39,693
	Thermo Fisher Scientific Inc.	63,328	33,540
	Bristol-Myers Squibb Co.	541,988	32,097
	Gilead Sciences Inc.	332,867	30,817
	Medtronic plc	342,837	29,669
	Cigna Group	74,683	25,228

		Shares	Market Value ($000)
	Elevance Health Inc.	61,948	25,210
	McKesson Corp.	34,648	21,776
	CVS Health Corp.	336,264	20,125
*	Intuitive Surgical Inc.	32,241	17,475
	Becton Dickinson & Co.	77,221	17,135
*	Boston Scientific Corp.	177,155	16,061
	Stryker Corp.	32,992	12,938
	Cencora Inc.	46,659	11,737
*	Vertex Pharmaceuticals Inc.	24,859	11,637
	Agilent Technologies Inc.	77,901	10,748
	GE HealthCare Technologies Inc.	121,987	10,152
	ResMed Inc.	39,229	9,769
	Zoetis Inc. Class A	54,420	9,537
	Humana Inc.	32,142	9,526
*	Regeneron Pharmaceuticals Inc.	11,337	8,505
	HCA Healthcare Inc.	25,804	8,444
*	Centene Corp.	140,416	8,425
	Cardinal Health Inc.	65,071	7,954
*	Edwards Lifesciences Corp.	101,295	7,227
*	Biogen Inc.	38,875	6,244
	Zimmer Biomet Holdings Inc.	54,339	6,091
*	IQVIA Holdings Inc.	28,673	5,759
	Labcorp Holdings Inc.	22,494	5,425
*	Hologic Inc.	61,914	4,922
	Quest Diagnostics Inc.	29,828	4,852
	Baxter International Inc.	136,157	4,590
*	Mettler-Toledo International Inc.	3,524	4,409
	Viatris Inc.	319,918	4,188
*	IDEXX Laboratories Inc.	9,671	4,079
*	Moderna Inc.	90,243	3,886
*	Waters Corp.	9,966	3,834
	Revvity Inc.	32,834	3,813
*	Dexcom Inc.	41,889	3,267
	Universal Health Services Inc. Class B	15,848	3,249
*	Cooper Cos. Inc.	30,954	3,233
*	Incyte Corp.	42,841	3,196
	Bio-Techne Corp.	42,176	3,178
*	Insulet Corp.	11,638	3,105
*	Catalent Inc.	48,463	2,962
*	Charles River Laboratories International Inc.	13,718	2,731
*	Solventum Corp.	37,028	2,648
*	Henry Schein Inc.	33,964	2,617
	STERIS plc	11,645	2,551
	Teleflex Inc.	12,616	2,433
*	Align Technology Inc.	8,474	1,973
*	Molina Healthcare Inc.	6,440	1,918
*	DaVita Inc.	5,567	925
			963,307
Industrials (11.7%)
	RTX Corp.	355,506	43,311
	Honeywell International Inc.	173,979	40,525
	General Electric Co.	165,098	30,074
	Lockheed Martin Corp.	56,666	30,000
	United Parcel Service Inc. Class B	195,803	26,574
	Caterpillar Inc.	54,449	22,112
	Union Pacific Corp.	89,605	21,923
	Automatic Data Processing Inc.	66,463	20,400
	3M Co.	146,844	19,608
	General Dynamics Corp.	68,963	19,586
	FedEx Corp.	60,281	18,245
	Northrop Grumman Corp.	36,746	17,993
*	Boeing Co.	109,396	17,005
	Norfolk Southern Corp.	60,459	16,678
	Emerson Electric Co.	117,170	15,537
	Eaton Corp. plc	40,384	15,161
*	GE Vernova Inc.	41,893	13,997
	Cummins Inc.	36,647	13,744
	Deere & Co.	29,472	13,731
	L3Harris Technologies Inc.	50,742	12,495

		Shares	Market Value ($000)
	Waste Management Inc.	51,670	11,792
	Johnson Controls International plc	129,630	10,871
	Illinois Tool Works Inc.	38,949	10,809
	CSX Corp.	258,809	9,460
	Westinghouse Air Brake Technologies Corp.	46,784	9,386
	Cintas Corp.	41,163	9,294
	Carrier Global Corp.	116,534	9,016
*	United Airlines Holdings Inc.	88,003	8,521
	Xylem Inc.	64,850	8,220
	Trane Technologies plc	18,681	7,775
	Dover Corp.	36,704	7,557
	Paychex Inc.	51,324	7,507
	Veralto Corp.	65,972	7,138
	Otis Worldwide Corp.	65,224	6,717
	Fastenal Co.	76,344	6,379
	AMETEK Inc.	32,241	6,267
	Leidos Holdings Inc.	35,923	5,942
	Howmet Aerospace Inc.	45,916	5,436
	Parker-Hannifin Corp.	7,545	5,303
	Equifax Inc.	20,144	5,269
	Southwest Airlines Co.	159,710	5,168
	Republic Services Inc. Class A	23,526	5,136
	Verisk Analytics Inc. Class A	17,185	5,056
	Delta Air Lines Inc.	75,169	4,797
	Jacobs Solutions Inc.	33,393	4,716
	IDEX Corp.	20,178	4,654
	Rockwell Automation Inc.	15,748	4,648
	PACCAR Inc.	37,871	4,431
	Textron Inc.	49,912	4,274
	Quanta Services Inc.	12,175	4,195
	JB Hunt Transport Services Inc.	21,450	4,056
	Nordson Corp.	14,487	3,781
	Stanley Black & Decker Inc.	40,986	3,666
	WW Grainger Inc.	2,991	3,605
	Hubbell Inc. Class B	7,751	3,566
	CH Robinson Worldwide Inc.	31,202	3,294
	Broadridge Financial Solutions Inc.	13,448	3,174
	Snap-on Inc.	7,857	2,905
	Expeditors International of Washington Inc.	23,828	2,898
	Ingersoll Rand Inc.	24,934	2,597
	Masco Corp.	26,893	2,167
	Rollins Inc.	43,001	2,164
	Huntington Ingalls Industries Inc.	10,507	2,080
	Allegion plc	14,480	2,039
	Paycom Software Inc.	7,438	1,725
*	Dayforce Inc.	19,081	1,526
	Pentair plc	13,364	1,457
*	Generac Holdings Inc.	6,245	1,175
	A O Smith Corp.	11,824	881
*	Amentum Holdings Inc.	33,393	813
			684,002
Information Technology (7.7%)
	Cisco Systems Inc.	1,076,837	63,760
	International Business Machines Corp.	246,171	55,982
	Texas Instruments Inc.	153,899	30,938
	Micron Technology Inc.	296,506	29,043
	Accenture plc Class A	76,953	27,885
	Intel Corp.	1,139,719	27,410
	QUALCOMM Inc.	142,826	22,642
	Analog Devices Inc.	54,316	11,844
	Cognizant Technology Solutions Corp. Class A	132,684	10,680
	Amphenol Corp. Class A	141,501	10,280
	Corning Inc.	205,634	10,008
	Motorola Solutions Inc.	18,712	9,350
	HP Inc.	261,492	9,265
	Roper Technologies Inc.	16,310	9,239
*	Autodesk Inc.	27,607	8,058
*	Keysight Technologies Inc.	46,611	7,963
	TE Connectivity plc	49,519	7,483

		Shares	Market Value ($000)
	Hewlett Packard Enterprise Co.	346,715	7,357
*	Western Digital Corp.	87,066	6,355
*	Teledyne Technologies Inc.	12,544	6,087
*	First Solar Inc.	28,566	5,692
*	Zebra Technologies Corp. Class A	13,745	5,594
	Teradyne Inc.	43,558	4,791
*	Trimble Inc.	65,066	4,748
	Dell Technologies Inc. Class C	36,227	4,622
*	ON Semiconductor Corp.	63,932	4,547
	Gen Digital Inc.	145,123	4,477
	NetApp Inc.	34,527	4,234
	Microchip Technology Inc.	58,616	3,996
*	F5 Inc.	15,621	3,911
	NXP Semiconductors NV	16,986	3,896
	Skyworks Solutions Inc.	42,755	3,745
	CDW Corp.	20,644	3,632
*	ANSYS Inc.	10,006	3,513
	Seagate Technology Holdings plc	32,987	3,343
	Juniper Networks Inc.	88,234	3,169
*	PTC Inc.	12,871	2,575
*	EPAM Systems Inc.	9,154	2,233
*	VeriSign Inc.	11,698	2,190
*	Akamai Technologies Inc.	21,538	2,025
	Jabil Inc.	13,987	1,900
*	Qorvo Inc.	25,433	1,756
*	Enphase Energy Inc.	22,867	1,632
			453,850
Materials (3.3%)
	Linde plc	61,647	28,419
	Air Products and Chemicals Inc.	59,431	19,870
	Newmont Corp.	306,850	12,869
	Sherwin-Williams Co.	31,044	12,337
	Corteva Inc.	185,176	11,525
	DuPont de Nemours Inc.	111,472	9,318
	Freeport-McMoRan Inc.	191,796	8,477
	Dow Inc.	187,158	8,274
	Ecolab Inc.	33,135	8,243
	PPG Industries Inc.	62,278	7,745
	Smurfit WestRock plc	131,701	7,246
	International Flavors & Fragrances Inc.	68,272	6,237
	Packaging Corp. of America	23,771	5,915
	LyondellBasell Industries NV Class A	69,431	5,786
	International Paper Co.	93,031	5,473
	Ball Corp.	80,950	5,032
	Avery Dennison Corp.	21,489	4,426
	Amcor plc	385,257	4,099
	Vulcan Materials Co.	12,742	3,671
	Nucor Corp.	23,548	3,643
	Albemarle Corp.	31,472	3,390
	Martin Marietta Materials Inc.	5,526	3,316
	Eastman Chemical Co.	31,442	3,293
	Mosaic Co.	85,447	2,261
	Steel Dynamics Inc.	14,242	2,069
	CF Industries Holdings Inc.	22,249	1,995
	FMC Corp.	33,528	1,981
			196,910
Real Estate (4.3%)
	Prologis Inc.	247,362	28,887
	Welltower Inc.	154,649	21,369
	American Tower Corp.	73,699	15,403
	Realty Income Corp.	233,011	13,489
	Equinix Inc.	13,460	13,211
	Crown Castle Inc.	116,027	12,328
*	CBRE Group Inc. Class A	80,457	11,263
	Extra Space Storage Inc.	56,572	9,672
	Digital Realty Trust Inc.	48,481	9,487
	Simon Property Group Inc.	51,562	9,467
	VICI Properties Inc. Class A	279,634	9,119
	AvalonBay Communities Inc.	37,939	8,929

			Shares	Market Value ($000)
		Public Storage	24,400	8,492
		Ventas Inc.	110,308	7,067
		Equity Residential	91,081	6,982
		Weyerhaeuser Co.	194,205	6,265
		Essex Property Trust Inc.	17,124	5,316
		Invitation Homes Inc.	151,927	5,204
		Mid-America Apartment Communities Inc.	31,319	5,141
*		CoStar Group Inc.	62,639	5,095
		Iron Mountain Inc.	38,320	4,739
		Kimco Realty Corp.	181,032	4,629
		Alexandria Real Estate Equities Inc.	41,504	4,575
		Healthpeak Properties Inc.	187,444	4,122
		SBA Communications Corp. Class A	17,182	3,887
		UDR Inc.	80,064	3,672
		Camden Property Trust	28,629	3,602
		Regency Centers Corp.	43,558	3,293
		BXP Inc.	39,032	3,200
		Federal Realty Investment Trust	20,169	2,353
		Host Hotels & Resorts Inc.	75,593	1,392
				251,650
Utilities (5.3%)
		NextEra Energy Inc.	549,127	43,200
		Southern Co.	292,290	26,052
		Duke Energy Corp.	206,423	24,162
		Sempra	169,215	15,850
		American Electric Power Co. Inc.	142,318	14,212
		Dominion Energy Inc.	224,357	13,181
		Public Service Enterprise Group Inc.	133,246	12,565
		PG&E Corp.	571,427	12,360
		Constellation Energy Corp.	46,012	11,805
		Xcel Energy Inc.	149,140	10,822
		Exelon Corp.	267,540	10,584
		Consolidated Edison Inc.	92,381	9,293
		Edison International	103,135	9,050
		Entergy Corp.	57,106	8,918
		WEC Energy Group Inc.	84,399	8,528
		American Water Works Co. Inc.	52,023	7,124
		DTE Energy Co.	55,278	6,953
		PPL Corp.	196,936	6,879
		Ameren Corp.	71,215	6,722
		Atmos Energy Corp.	41,602	6,295
		Eversource Energy	95,389	6,152
		FirstEnergy Corp.	137,405	5,847
		CenterPoint Energy Inc.	173,774	5,668
		NRG Energy Inc.	55,021	5,591
		CMS Energy Corp.	79,673	5,554
		NiSource Inc.	119,545	4,553
		Alliant Energy Corp.	68,757	4,345
		Evergy Inc.	61,241	3,958
		Pinnacle West Capital Corp.	30,433	2,852
		AES Corp.	189,429	2,470
				311,545
Total Common Stocks (Cost $4,699,509)				5,850,276
		Coupon
Temporary Cash Investments (0.1%)
Money Market Fund (0.1%)
[1]	Vanguard Market Liquidity Fund (Cost $4,232)	4.651%	42,324	4,232
Total Investments (99.8%) (Cost $4,703,741)				5,854,508
Other Assets and Liabilities—Net (0.2%)				12,386
Net Assets (100%)				5,866,894
Cost is in $000.
*	Non-income-producing security.
1	Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts
			($000)
	Expiration	Number of Long (Short) Contracts	Notional Amount	Value and Unrealized Appreciation (Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	December 2024	25	7,564	111

Over-the-Counter Total Return Swaps
Reference Entity	Termination Date	Counterparty	Notional Amount ($000)	Floating Interest Rate Received (Paid)[1] (%)	Value and Unrealized Appreciation ($000)	Value and Unrealized (Depreciation) ($000)
Emerson Electric Co.	8/29/25	BANA	3,898	(4.677)	880	—
Johnson Controls International plc	8/29/25	BANA	3,702	(4.677)	394	—
					1,274	—
1	Based on Overnight Bank Funding Rate as of the most recent reset date. Floating interest payment received/paid monthly.
BANA—Bank of America, N.A.
At November 30, 2024, the counterparties had deposited in segregated accounts securities with a value of $1,008,000 in connection with open over-the-counter swap contracts.

A.  Security Valuation: Securities are valued as of the close of trading on the New York Stock Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the valuation designee to represent fair value and subject to oversight by the board of trustees. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value.
B.  Futures Contracts: The fund uses index futures contracts to a limited extent, with the objectives of maintaining full exposure to the stock market, maintaining liquidity, and minimizing transaction costs. The fund may purchase futures contracts to immediately invest incoming cash in the market, or sell futures in response to cash outflows, thereby simulating a fully invested position in the underlying index while maintaining a cash balance for liquidity. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund’s performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any securities pledged as initial margin for open contracts are noted in the Schedule of Investments.
Futures contracts are valued at their quoted daily settlement prices. Fluctuations in the value of the contracts are recorded as an asset (liability).
C.  Swap Contracts: The fund has entered into equity swap contracts to earn the total return on selected reference stocks or indexes in the fund’s target index. Under the terms of the swaps, the fund receives the total return on the referenced stock (i.e., receiving the increase or paying the decrease in value of the selected reference stock and receiving the equivalent of any dividends in respect of the selected referenced stock) over a specified period of time, applied to a notional amount that represents the value of a designated number of shares of the selected reference stock at the beginning of the equity swap contract. The fund also pays a floating rate that is based on short-term interest rates, applied to the notional amount. At the same time, the fund generally invests an amount approximating the notional amount of the swap in high-quality temporary cash investments.
A risk associated with all types of swaps is the possibility that a counterparty may default on its obligation to pay net amounts due to the fund. The fund’s maximum amount subject to counterparty risk is the unrealized appreciation on the swap contract. The fund mitigates its counterparty risk by entering into swaps only with a diverse group of prequalified counterparties, monitoring their financial strength, entering into master netting arrangements with its counterparties, and requiring its counterparties to transfer collateral as security for their performance. In the absence of a default, the collateral pledged or received by the fund cannot be repledged, resold, or rehypothecated. In the event of a counterparty’s default (including bankruptcy), the fund may terminate any swap contracts with that counterparty, determine the net amount owed by either party in accordance with its master netting arrangements, and sell or retain any collateral held up to the net amount owed to the fund under the master netting arrangements. The swap contracts contain provisions whereby a counterparty may terminate open contracts if the fund's net assets decline below a certain level, triggering a payment by the fund if the fund is in a net liability position at the time of the termination. The payment amount would be reduced by any collateral the fund has pledged. Any securities pledged as collateral for open contracts are noted in the Schedule of Investments. The value of collateral received or pledged is compared daily to the value of the swap contracts exposure with each counterparty, and any difference, if in excess of a specified minimum transfer amount, is adjusted and settled within two business days.
Swaps are valued daily based on market quotations received from independent pricing services or recognized dealers and the change in value is recorded as an asset (liability) and as unrealized appreciation (depreciation) until periodic payments are made or the termination of the swap, at which time realized gain (loss) is recorded.
D.  Various inputs may be used to determine the value of the fund’s investments and derivatives. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund’s own assumptions used to determine the fair value of investments). Any investments and derivatives valued with significant unobservable inputs are noted on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of November 30, 2024, based on the inputs used to value them:
	Level 1 ($000)	Level 2 ($000)	Level 3 ($000)	Total ($000)
Investments
Assets
Common Stocks	5,850,276	—	—	5,850,276
Temporary Cash Investments	4,232	—	—	4,232
Total	5,854,508	—	—	5,854,508

Derivative Financial Instruments
Assets
Futures Contracts[1]	111	—	—	111
Swap Contracts	—	1,274	—	1,274
Total	111	1,274	—	1,385
1	Includes cumulative appreciation (depreciation) on futures contracts and centrally cleared swaps, if any, as reported in the Schedule of Investments.